Liquidity (Details)	1 Months Ended				3 Months Ended				6 Months Ended
	Jun. 30, 2021 USD ($) vessel	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) vessel	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($)	May 17, 2021 vessel	Mar. 10, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Oct. 22, 2020 vessel
Commitments and Contingencies Disclosure [Abstract]
Net income (loss)					$ (57,604,000)	$ 61,504,000	$ 125,500,000	$ 52,002,000	$ 3,900,000	$ 177,502,000
Net Cash Provided by (Used in) Operating Activities									18,864,000	775,693,000
Working capital deficit	$ 377,000,000.0				377,000,000.0				377,000,000.0
Current portion of long-term debt (note 9)	374,960,000				374,960,000				374,960,000				$ 261,366,000
Other Commitments [Line Items]
Working Capital Surplus (Deficit)	(377,000,000.0)				(377,000,000.0)				(377,000,000.0)
Current portion of long-term debt (note 9)	$ 374,960,000				$ 374,960,000				374,960,000				$ 261,366,000
Payments to Acquire Property, Plant, and Equipment									$ 20,090,000	12,824,000
Lessee, Sales-type lease, Number of vessel repurchases declared, not yet complete | vessel	6				6				6
Proceeds from Sale of Property, Plant, and Equipment									$ 32,687,000	$ 60,915,000
Teekay LNG
Commitments and Contingencies Disclosure [Abstract]
Working capital deficit	$ (352,300,000)				$ (352,300,000)				(352,300,000)
Current portion of long-term debt (note 9)	355,100,000				355,100,000				355,100,000
Other Commitments [Line Items]
Working Capital Surplus (Deficit)	352,300,000				352,300,000				352,300,000
Current portion of long-term debt (note 9)	$ 355,100,000				$ 355,100,000				355,100,000
Teekay Tankers
Other Commitments [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 56,700,000	$ 128,800,000	$ 29,600,000					$ 128,800,000
Number of Vessels with Purchase Option | vessel	6				6				6
Number of vessels under sales-type lease repurchased | vessel											2			2
Lessee, Sales-type lease, Number of vessel repurchases declared, not yet complete | vessel												6
Sale Leaseback Transaction, Gross Proceeds to be Received	$ 141,700,000
Lessee, Sales-type lease, Number of vessels												8